Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$133,080,565.76	0.7122321	$124,268,396.55	0.6650704	$8,812,169.21
Total Securities	$133,080,565.76	0.1385030	$124,268,396.55	0.1293317	$8,812,169.21

Weighted Avg. Coupon (WAC)	5.40%		5.42%
Weighted Avg. Remaining Maturity (WARM)	22.40		21.62
Pool Receivables Balance	$157,063,394.33		$146,173,276.99
Remaining Number of Receivables	25,685		25,009

Adjusted Pool Balance	$154,817,705.09		$144,136,287.86

III. COLLECTIONS

Principal:
Principal Collections	$10,564,823.50
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$191,916.65
Total Principal Collections	$10,756,740.15

Interest:
Interest Collections	$692,725.56
Late Fees & Other Charges	$29,115.55
Interest on Repurchase Principal	$-
Total Interest Collections	$721,841.11

Collection Account Interest	$269.62
Reserve Account Interest	$139.66
Servicer Advances	$-

Total Collections	$11,478,990.54

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$11,478,990.54
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,478,990.54

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$130,886.16		$130,886.16	$130,886.16
Collection Account Interest					$269.62
Late Fees & Other Charges					$29,115.55
Total due to Servicer					$160,271.33

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$271,706.16		$271,706.16

Total interest:		$271,706.16		$271,706.16	$271,706.16

Available Funds Remaining:					$11,047,013.05

3. Principal Distribution Amount:					$8,812,169.21

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$8,812,169.21
Class A Notes Total:		8,812,169.21		$8,812,169.21
Total Noteholders Principal				$8,812,169.21

4. Available Amounts Remaining to reserve account					2,234,843.84

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,234,843.84

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,245,689.24
Beginning Period Amount	$2,245,689.24
Current Period Amortization	$208,700.11
Ending Period Required Amount	$2,036,989.13
Ending Period Amount	$2,036,989.13
Next Distribution Date Required Amount	$1,840,579.14

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$21,737,139.33	$19,867,891.31	$19,867,891.31
Overcollateralization as a % of Adjusted Pool		14.04%	13.78%	13.78%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.57%	24,402	96.64%	$141,255,586.71
30 - 60 Days	1.92%	479	2.71%	$3,959,950.40
61 - 90 Days	0.43%	107	0.56%	$819,183.28
91 + Days	0.08%	21	0.09%	$138,556.60
		25,009		$146,173,276.99
Total
Delinquent Receivables 61 + days past due	0.51%	128	0.66%	$957,739.88
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.44%	112	0.61%	$960,237.77
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.49%	130	0.71%	$1,207,081.32
Three-Month Average Delinquency Ratio	0.48%		0.66%

Repossession in Current Period		9		$69,490.93
Repossession Inventory		26		$24,543.86

Charge-Offs
Gross Principal of Charge-Off for Current Period				$325,293.84
Recoveries				$(191,916.65)
Net Charge-offs for Current Period				$133,377.19

Beginning Pool Balance for Current Period				$157,063,394.33

Net Loss Ratio				1.02%
Net Loss Ratio for 1st Preceding Collection Period				0.81%
Net Loss Ratio for 2nd Preceding Collection Period				0.24%
Three-Month Average Net Loss Ratio for Current Period				0.69%

Cumulative Net Losses for All Periods				$11,130,500.41
Cumulative Net Losses as a % of Initial Pool Balance				1.01%

Principal Balance of Extensions				$636,900.87
Number of Extensions				70

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